Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash	$ 533,929	$ 869,557	$ 183,914
Accounts Receivable, net	728,796	433,627	319,467
Inventory	62,223	79,966
Prepaid Assets	166,443	82,927	102,095
Other Assets			2,000
Total Current Assets	1,491,391	1,466,077	607,476
Property Plant and Equipment, Net	13,756	15,006
Other Assets
Deposits	21,636	20,531	10,000
Equity method investment	221,028
Right of use leased assets	825,697
Goodwill	725,973	725,973
Total Assets	3,299,481	2,227,587	617,476
Current Liabilities
Accounts Payable	411,766	400,544	106,084
Accrued Liabilities	177,610	138,323	156,961
Current Portion Lease Liabilities	79,072
Short Term Notes Payable net of $0 and $152 discount			10,587
Short Term Convertible Notes Payable		181,500
Short term Convertible Payable - Related Parties	140,000	140,000	251,725
Total Current Liabilities	808,448	860,367	525,357
Long Term Liabilities
Convertible Notes Payable			181,500
Notes Payable - Related Parties	522,552	522,552	222,552
Other Long-term Liabilities - Leases	750,456
Total Liabilities	2,081,456	1,382,919	929,409
Shareholders' Equity
Series A Preferred Stock, value
Common Stock, value	337	332	320
Additional Paid-in Capital	9,203,534	8,955,411	7,807,860
Retained Deficit	(7,985,846)	(8,111,075)	(8,120,113)
Total Shareholders' Equity	1,218,025	844,668	(311,933)
Total Liabilities and Shareholders' Equity	$ 3,299,481	$ 2,227,587	$ 617,476